VONTOBEL GLOBAL EMERGING MARKETS EQUITY INSTITUTIONAL FUND

VONTOBEL INTERNATIONAL EQUITY INSTITUTIONAL FUND

VONTOBEL GLOBAL EQUITY INSTITUTIONAL FUND

A series of Advisers Investment Trust

Supplement dated April 5, 2017 to the

Prospectus dated January 28, 2017

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

At a meeting held on March 8-9, 2017, the Board of Trustees of the Advisers Investment Trust (the “Board”) approved the adoption of a new non-fundamental 80% policy (“New 80% Policy”) that will replace the current 80% policy for each of the Vontobel Global Emerging Markets Equity Institutional Fund, Vontobel International Equity Institutional Fund and Vontobel Global Equity Institutional Fund (collectively, the “Funds”). The New 80% Policy will be effective as of April 5, 2017. The New 80% Policy was adopted because the Funds’ do not intend to invest in equity-linked instruments. As a result, the following changes are being made to the Fund’s prospectus.

On page 2, under the section titled “Principal Investment Strategies”, the first paragraph is deleted and replaced with the following:

“Under normal circumstances, the Emerging Markets Fund invests at least 80% of its assets in equity securities of issuers located in emerging markets countries; such issuers may be of any capitalization. Shareholders will be given 60 days’ advance notice of any change to this policy. Equity securities include common and preferred stocks, securities convertible or exchangeable into common stocks, warrants, rights to purchase common stocks, exchange traded funds (“ETFs”) and sponsored and unsponsored American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”) and real estate investment trusts (“REITs”).”

Also, on page 2, under the section titled “Principal Investment Risks”, the “Equity-Linked Instruments Risk” disclosure is deleted in its entirety.

On page 7, under the section titled “Principal Investment Strategies”, the first sentence of the first paragraph is deleted and replaced with the following:

“Under normal circumstances, the International Equity Fund invests at least 80% of its assets in equity securities of issuers outside the United States, including issuers in emerging markets countries.

Also, on page 7, under the section titled “Principal Investment Risks”, the “Equity-Linked Instruments Risk” disclosure is deleted in its entirety.

On page 11, under the section titled “Principal Investment Strategies”, the first two paragraphs are deleted and replaced with the following:

“Under normal circumstances, the Global Equity Institutional Fund invests in equity securities of issuers located throughout the world, including issuers in emerging markets countries and issuers in the United States. The Fund may invest without limit in foreign securities and can invest in any country. The Fund normally will invest in at least three countries with at least 40% of its assets invested in countries other than the U.S. and in a minimum of three foreign countries or, if conditions are not favorable, at least 30% of its assets outside the U.S. The Fund intends to diversify its investments among a number of different countries; however, the Fund is not required to allocate its investments in any set percentages in any particular countries. The Fund may invest in U.S and foreign companies of any size, including small and mid-capitalization companies.

Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities. Shareholders will be given 60 days’ advance notice of any change to this policy. Equity securities include common and preferred stocks, securities convertible or exchangeable into common stocks, warrants, rights to purchase common stocks, sponsored and unsponsored American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”), and real estate investment trusts (“REITs”).”

Also, on page 12, under the section titled “Principal Investment Risks”, the “Equity-Linked Instruments Risk” disclosure is deleted in its entirety.

On page 15, under the section titled “Principal Investment Strategies”, the third, fourth and fifth paragraphs are deleted and replaced with the following:

“Under normal circumstances, at least 80% of the Vontobel Global Emerging Markets Equity Institutional Fund’s assets are invested in equity securities of issuers located in emerging markets countries.

The Vontobel International Equity Institutional Fund, under normal circumstances, invests at least 80% of its assets in equity securities of issuers outside the United States, including issuers in emerging markets countries. Additionally, as an international fund, the Vontobel International Equity Institutional Fund, will invest most of its assets in equity securities of countries included in the Morgan Stanley Capital International All Country World ex US Index (the “MSCI ACWI ex US Index”) which are generally considered to have developed markets.

Under normal circumstances, the Vontobel Global Equity Institutional Fund invests in equity securities of issuers located throughout the world, including issuers in emerging markets countries and issuers in the United States.”

On page 16, the section titled “Equity-Linked Instruments Risk”, is deleted in its entirety.

This Supplement and Statement of Additional Information dated January 28, 2017, provide the information a prospective investor ought to know before investing and should be retained for future reference.

VONTOBEL GLOBAL EMERGING MARKETS EQUITY INSTITUTIONAL FUND

VONTOBEL INTERNATIONAL EQUITY INSTITUTIONAL FUND

VONTOBEL GLOBAL EQUITY INSTITUTIONAL FUND

A series of Advisers Investment Trust

Supplement dated April 5, 2017 to the

Statement of Additional Information dated January 28, 2017

At a Meeting held on March 8-9, 2017, the Board of Trustees of the Advisers Investment Trust (the “Board”) approved the adoption of a new non-fundamental 80% policy (“New 80% Policy”) that will replace the current 80% policy for each of the Vontobel Global Emerging Markets Equity Institutional Fund, Vontobel International Equity Institutional Fund and Vontobel Global Equity Institutional Fund (collectively, the “Funds”) effective as of April 5, 2017. The New 80% Policy was adopted because the Funds’ do not intend to invest in equity-linked instruments. Additionally, the Funds’ have removed their ability to engage in short sales. As a result, the following changes are being made to the Fund’s prospectus.

In connection with these changes, the following amendments are being made to the Statement of Additional Information:

On page 6, the section titled “Equity-Linked Derivatives” is deleted in its entirety.

On page 10, the section titled “Short Sales” is deleted in its entirety.

On page 11, the section titled “Equity Linked Notes” is deleted in its entirety.

This Supplement and the Statutory Prospectus dated January 28, 2017 provide the information a prospective investor ought to know before investing and should be retained for future reference.